UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09457

        Nuveen Pennsylvania Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM) September 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.1% (1.5% of Total Investments)
$1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter	No Opt. Call	AA-	$1,100,270
	& Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)

	Education and Civic Organizations - 29.9% (20.5% of Total Investments)
125	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Robert	2/06 at 102.00	Baa3	128,615
	Morris College, Series 1996A, 6.250%, 2/15/26
100	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	111,480
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
2,250	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, George School Project,	9/11 at 100.00	Aaa	2,341,823
	Series 2001, 5.125%, 9/15/31 - AMBAC Insured
700	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata	10/15 at 102.00	N/R	680,533
	University, Series 2005, 5.500%, 10/15/25
1,000	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College, Series	10/11 at 100.00	BBB-	1,050,040
	2001, 6.000%, 10/01/31
1,310	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	AAA	1,435,760
	2003, 5.250%, 8/01/16 - FGIC Insured
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School,	8/15 at 100.00	Aaa	1,055,380
	Series 2005, 5.000%, 8/15/27 - MBIA Insured
1,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher	6/12 at 100.00	Aaa	1,069,130
	Education, Series 2002W, 5.000%, 6/15/19 - AMBAC Insured
1,090	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University,	1/13 at 100.00	A1	1,184,122
	Series 2002, 5.500%, 1/01/16
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series 2001,	7/11 at 100.00	AA	1,563,450
	5.375%, 7/01/31 - RAAI Insured
3,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/14	No Opt. Call	AA	3,336,930
470	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning	1/13 at 102.00	BBB-	462,659
	Partners, Series 2005A, 5.375%, 7/01/36
1,000	West Cornwall Township Municipal Authority, Pennsylvania, College Revenue Bonds, Elizabethtown	12/11 at 100.00	BBB+	1,062,860
	College Project, Series 2001, 6.000%, 12/15/27

	Healthcare - 18.0% (12.3% of Total Investments)
260	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General	4/15 at 100.00	Baa2	261,183
	Hospital, Series 2005A, 5.125%, 4/01/35
400	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny	11/10 at 102.00	B1	478,752
	Health System, Series 2000B, 9.250%, 11/15/30
2,500	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue	5/08 at 101.00	AA-	2,600,900
	Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27
100	Jeannette Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Jeannette District	11/06 at 102.00	BB-	99,101
	Memorial Hospital, Series 1996A, 6.000%, 11/01/18
250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series	11/14 at 100.00	A	263,035
	2004A, 5.500%, 11/01/24
600	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke's Hospital	8/13 at 100.00	BBB	621,174
	of Bethlehem, Series 2003, 5.375%, 8/15/33
2,150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System, Series	1/11 at 101.00	Aa3	2,357,067
	2001A, 6.000%, 1/15/31
465	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania	8/15 at 100.00	AAA	503,990
	Health Services, Series 2005B, 5.000%, 8/15/16 - FGIC Insured
70	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	11/05 at 100.00	BBB	70,623
	Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
170	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1	178,633
	Series 2004B, 5.375%, 11/15/34
1,000	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital	6/12 at 101.00	A3	1,068,310
	Project, Series 2002, 5.500%, 6/01/17
750	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/12 at 100.00	BBB+	809,550
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32

	Housing/Multifamily - 0.2% (0.1% of Total Investments)
100	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds,	5/15 at 102.00	Baa2	101,143
	Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35

	Housing/Single Family - 3.6% (2.4% of Total Investments)
1,795	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities	11/08 at 102.00	Aaa	1,844,560
	Program Single Family Mortgage Revenue Bonds, Series 1998DD-2, 5.400%, 11/01/29 (Alternative
	Minimum Tax)

	Industrials - 6.9% (4.7% of Total Investments)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A3	2,156,380
	Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)
1,250	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,	7/12 at 101.00	AAA	1,391,063
	5.500%, 7/01/17 - AMBAC Insured

	Long-Term Care - 13.3% (9.0% of Total Investments)
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley	1/13 at 101.00	N/R	1,096,080
	Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25
2,100	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Willow Valley	12/11 at 100.00	A-	2,212,287
	Retirement Communities Project, Series 2001, 5.875%, 6/01/31
285	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant	12/14 at 100.00	N/R	285,533
	View Retirement Community, Series 2005A, 5.300%, 12/15/26
240	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services	6/08 at 100.00	BB+	236,863
	Inc., Series 1998A, 5.250%, 6/01/14
2,875	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	AAA	3,018,693
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured

	Materials - 3.1% (2.1% of Total Investments)
750	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	No Opt. Call	BBB+	815,895
	Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National	11/08 at 102.00	N/R	796,140
	Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

	Tax Obligation/General - 22.6% (15.5% of Total Investments)
1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005C-57, 5.250%, 11/01/13 - FGIC	No Opt. Call	AAA	1,108,540
	Insured
2,415	Bucks County, Pennsylvania, Central Bucks School District, General Obligation Bonds, Series 2002,	5/12 at 100.00	Aaa	2,664,494
	5.500%, 5/15/18 - FGIC Insured
250	Duquesne School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1998,	10/05 at 100.00	AAA	250,360
	5.000%, 10/01/18 - AMBAC Insured
750	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 11/15/16 - MBIA	5/13 at 100.00	Aaa	820,335
	Insured
2,000	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/13	9/11 at 101.00	AA	2,162,080
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds,	No Opt. Call	AAA	3,377,340
	Series 2002A, 5.500%, 9/01/14 - FSA Insured
1,230	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds, Series	4/12 at 100.00	AAA	1,321,229
	2001A, 5.000%, 4/01/15 - FSA Insured

	Tax Obligation/Limited - 9.9% (6.8% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project,	No Opt. Call	N/R	1,040,490
	Series 2004, 5.600%, 7/01/23
1,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/13 at 100.00	AAA	1,100,960
	5.250%, 12/01/15 - MBIA Insured
1,500	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood	4/12 at 100.00	AAA	1,647,810
	Transformation Initiative, Series 2002A, 5.500%, 4/15/19 - FGIC Insured
1,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	1,076,950
	11/15/17 - FSA Insured
250	Southeastern Transportation Authority, Pennsylvania, Special Revenue Bonds, Series 1999A, 5.250%,	3/09 at 101.00	AAA	266,908
	3/01/16 - FGIC Insured

	Transportation - 12.4% (8.5% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds, Series	7/13 at 100.00	A2	140,373
	2003, 5.250%, 7/01/17
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station	6/12 at 102.00	A	1,065,210
	Parking Garage, Series 2002, 5.875%, 6/01/33 (Alternative Minimum Tax) - ACA Insured
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%, 7/15/18 -	No Opt. Call	AAA	1,122,550
	FSA Insured
1,750	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	AAA	1,813,928
	Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 (Alternative Minimum Tax) -
	FGIC Insured
2,210	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue	12/06 at 100.00	Aaa	2,258,598
	Bonds, Series 2001A, 5.375%, 12/01/30 - AMBAC Insured

	U.S. Guaranteed *** - 9.4% (6.4% of Total Investments)
170	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds, Series	7/13 at 100.00	A2***	187,308
	2003, 5.250%, 7/01/17 (Pre-refunded to 7/01/13)
250	Moon Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2004,	No Opt. Call	AAA	277,710
	5.250%, 11/15/13 - FSA Insured
1,105	Oxford Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2001A,	2/12 at 100.00	AAA	1,229,246
	5.500%, 2/15/17 (Pre-refunded to 2/15/12) - FGIC Insured
185	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA	No Opt. Call	AAA	225,693
	Insured
2,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	2,811,975
	8/01/18 (Pre-refunded to 8/01/12) - FGIC Insured
100	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/07 at 102.00	AAA	106,686
	Refunding Bonds, Jeanes Hospital, Series 1997, 5.875%, 7/01/17 (Pre-refunded to 7/01/07)

	Utilities - 12.8% (8.7% of Total Investments)
500	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	AAA	521,455
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 - AMBAC Insured
3,100	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	3,329,028
	Refunding Bonds, Montgomery County Montenay Project, Series 2002A, 5.000%, 11/01/10 - MBIA Insured
285	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant	12/09 at 103.00	B+	306,523
	Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998:
1,000	5.250%, 8/01/18 - FSA Insured	8/13 at 100.00	AAA	1,081,570
1,000	5.250%, 8/01/19 - FSA Insured	8/13 at 100.00	AAA	1,079,480
140	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	145,769
	5.000%, 9/01/26 - FSA Insured
135	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13 - AGC	No Opt. Call	AAA	145,691
	Insured

	Water and Sewer - 2.3% (1.5% of Total Investments)
500	Bethlehem Authority, Northhampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	534,140
	Bonds, Series 2004, 5.000%, 11/15/20 - FSA Insured
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004,	7/14 at 100.00	AAA	634,264
	5.000%, 7/15/22 - FSA Insured

$70,460	Total Long-Term Investments (cost $71,586,538) - 146.5%			75,704,700

	Other Assets Less Liabilities - 1.9%			981,775

	Preferred Shares, at Liquidation Value - (48.4)%			(25,000,000)

	Net Assets Applicable to Common Shares - 100%			$51,686,475

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $71,661,415.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$4,174,847
Depreciation	(131,562)

Net unrealized appreciation of investments	$4,043,285

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.